Vessels Under Construction (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Beginning balance	$ 134,246	$ 61,761
Payments to shipyard	236,648	230,066	$ 41,291
Ending balance	170,776	134,246	61,761
Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	134,246	61,761	20,470
Other payments including initial stores, capitalized interest and site costs	13,813	7,742	3,168
Transfer to vessels in operation	(200,118)	(157,581)
Ending balance	170,776	134,246	$ 61,761
Vessels Under Construction [Member] | Shipyard [Member]
Property, Plant and Equipment [Line Items]
Payments to shipyard	$ 222,835	$ 222,324